Financial Instruments and Risk Management (Details) - Schedule of foreign currency exchange risk on net working capital (Parentheticals)	6 Months Ended
Apr. 30, 2023
Schedule of Foreign Currency Exchange Risk on Net Working Capital [Abstract]
Impact of a strengthening or weakening of foreign exchange rate	10.00%